EARNINGS PER CLASS A SHARE (Basic and Diluted Income per Class A Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to Medley Management Inc.	$ (502)	$ 461	$ 574	$ 394	$ 625	$ 220	$ 58	$ 94	$ 927	$ 997	$ 3,111
Denominator
Weighted average shares of Class A common stock outstanding (in shares)	5,478,910	5,342,939	5,588,978	5,808,626	5,809,130	5,778,409	5,777,726	5,851,129
Participating Securities [Member]
Numerator
Less: Allocation to participating securities									(551)	(892)	(353)
Common Class A [Member]
Numerator
Net income available to Class A common stockholders									$ 376	$ 105	$ 2,758
Denominator
Weighted average shares of Class A common stock outstanding (in shares)									5,553,026	5,804,042	6,002,422
Net income per Class A share (in dollars per share)									$ 0.07	$ 0.02	$ 0.46